Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Detail) - Dec. 31, 2021 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 1,491,586	$ 89,508
Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		1,200,000
Performance guarantee [member] | Seoul Guarantee Insurance and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	171,043
Guarantee for payment in korean currency [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	20,911
Guarantee for payment in foreign currency [member] | Kookmin Bank and Others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		70,092,000
Comprehensive credit line [member] | KEB Hana Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	24,800	8,700,000
Bid guarantee [member] | KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		400
Bid guarantee [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	108,407
Performance guarantee/Warrant guarantee [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	558,359
Guarantee for advance payments/others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	574,103
Refund guarantee for advances received [Member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		8,536
Guarantees for depositions [Member] | HSBC [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		$ 580,000
Construction Fund Guarantee Insurance And Others [Member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 33,963